Scope of Consolidation, Subsidiaries and Other Equity Investments - Subsidiaries (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€)
Subsidiaries
Revenue	€ 27,842,000	€ 27,338,000	€ 27,553,000
Profit/Loss After Tax	5,376,000	5,283,000	3,370,000
Total Equity	€ 41,523,000	€ 29,927,000	€ 30,822,000	€ 28,807,000
Number of Employees | employee	107,415	102,430	100,330
Ariba Technologies India Private Limited, Bangalore, India
Subsidiaries
Ownership	100.00%
Revenue	€ 80,790
Profit/Loss After Tax	9,481
Total Equity	€ 34,185
Number of Employees | employee	1,281
Ariba, Inc., Palo Alto, CA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 1,318,872
Profit/Loss After Tax	499,785
Total Equity	€ 5,276,448
Number of Employees | employee	1,772
Concur Technologies, Inc., Bellevue, WA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 1,621,912
Profit/Loss After Tax	188,665
Total Equity	€ 7,878,818
Number of Employees | employee	3,485
Qualtrics, LLC, Wilmington, DE, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 898,901
Profit/Loss After Tax	(1,440,737)
Total Equity	€ 8,228,091
Number of Employees | employee	3,380
SAP China Co., Ltd., Shanghai, China
Subsidiaries
Ownership	100.00%
Revenue	€ 1,106,711
Profit/Loss After Tax	(1,577)
Total Equity	€ (213,060)
Number of Employees | employee	6,147
SAP (Schweiz) AG, Biel, Switzerland
Subsidiaries
Ownership	100.00%
Revenue	€ 1,092,657
Profit/Loss After Tax	127,116
Total Equity	€ 264,263
Number of Employees | employee	810
SAP (UK) Limited, Feltham, United Kingdom
Subsidiaries
Ownership	100.00%
Revenue	€ 1,235,416
Profit/Loss After Tax	60,404
Total Equity	€ 45,239
Number of Employees | employee	1,697
SAP America, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 6,215,786
Profit/Loss After Tax	(309,232)
Total Equity	€ 19,337,747
Number of Employees | employee	8,731
SAP Argentina S.A., Buenos Aires, Argentina
Subsidiaries
Ownership	100.00%
Revenue	€ 162,335
Profit/Loss After Tax	3,129
Total Equity	€ 67,259
Number of Employees | employee	1,132
SAP Asia Pte. Ltd., Singapore, Singapore
Subsidiaries
Ownership	100.00%
Revenue	€ 550,036
Profit/Loss After Tax	7,457
Total Equity	€ (6,721)
Number of Employees | employee	1,110
SAP Australia Pty Ltd, Sydney, Australia
Subsidiaries
Ownership	100.00%
Revenue	€ 740,871
Profit/Loss After Tax	44,741
Total Equity	€ 67,725
Number of Employees | employee	1,205
SAP Brasil Ltda, Sao Paulo, Brazil
Subsidiaries
Ownership	100.00%
Revenue	€ 467,512
Profit/Loss After Tax	(22,415)
Total Equity	€ 44,060
Number of Employees | employee	2,379
SAP Canada, Inc., Toronto, Canada
Subsidiaries
Ownership	100.00%
Revenue	€ 1,036,257
Profit/Loss After Tax	139,927
Total Equity	€ 700,086
Number of Employees | employee	3,012
SAP Deutschland SE & Co. KG, Walldorf, Germany
Subsidiaries
Ownership	100.00%
Revenue	€ 4,921,867
Profit/Loss After Tax	946,574
Total Equity	€ 1,912,583
Number of Employees | employee	4,463
SAP Espana - Sistemas, Aplicaciones y Productos en la Informatica, S.A., Madrid, Spain
Subsidiaries
Ownership	100.00%
Revenue	€ 510,602
Profit/Loss After Tax	29,557
Total Equity	€ 341,508
Number of Employees | employee	791
SAP France, Levallois-Perret, France
Subsidiaries
Ownership	100.00%
Revenue	€ 1,099,071
Profit/Loss After Tax	198,617
Total Equity	€ 1,794,013
Number of Employees | employee	1,506
SAP Hungary Rendszerek, Alkalmazasok es Termekek az Adatfeldolgozasban Informatikai Kft., Budapest, Hungary
Subsidiaries
Ownership	100.00%
Revenue	€ 133,643
Profit/Loss After Tax	4,563
Total Equity	€ 23,817
Number of Employees | employee	1,163
SAP India Private Limited, Bangalore, India
Subsidiaries
Ownership	100.00%
Revenue	€ 633,680
Profit/Loss After Tax	103,453
Total Equity	€ 359,149
Number of Employees | employee	2,125
SAP Industries, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 588,508
Profit/Loss After Tax	105,770
Total Equity	€ 1,122,929
Number of Employees | employee	276
SAP Italia Sistemi Applicazioni Prodottiin Data Processing S.p.A., Vimercate, Italy
Subsidiaries
Ownership	100.00%
Revenue	€ 615,004
Profit/Loss After Tax	37,154
Total Equity	€ 265,312
Number of Employees | employee	750
SAP Japan Co., Ltd., Tokyo, Japan
Subsidiaries
Ownership	100.00%
Revenue	€ 1,251,106
Profit/Loss After Tax	138,785
Total Equity	€ 458,761
Number of Employees | employee	1,318
SAP Labs Bulgaria EOOD, Sofia, Bulgaria
Subsidiaries
Ownership	100.00%
Revenue	€ 78,971
Profit/Loss After Tax	3,321
Total Equity	€ 21,544
Number of Employees | employee	1,125
SAP Labs India Private Limited, Bangalore, India
Subsidiaries
Ownership	100.00%
Revenue	€ 628,073
Profit/Loss After Tax	60,855
Total Equity	€ 205,586
Number of Employees | employee	9,882
SAP Labs, LLC, Palo Alto, CA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 575,665
Profit/Loss After Tax	159,933
Total Equity	€ 608,787
Number of Employees | employee	1,893
SAP Mexico S.A. de C.V., Mexico City, Mexico
Subsidiaries
Ownership	100.00%
Revenue	€ 415,025
Profit/Loss After Tax	26,097
Total Equity	€ 111,265
Number of Employees | employee	964
SAP National Security Services, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 858,772
Profit/Loss After Tax	127,178
Total Equity	€ 651,935
Number of Employees | employee	636
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands
Subsidiaries
Ownership	100.00%
Revenue	€ 708,927
Profit/Loss After Tax	208,699
Total Equity	€ 443,701
Number of Employees | employee	610
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland
Subsidiaries
Ownership	100.00%
Revenue	€ 209,533
Profit/Loss After Tax	14,186
Total Equity	€ 50,793
Number of Employees | employee	1,705
SAP Services s.r.o., Prague, Czech Republic
Subsidiaries
Ownership	100.00%
Revenue	€ 83,428
Profit/Loss After Tax	2,074
Total Equity	€ 15,285
Number of Employees | employee	1,191